Long-term investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2018 USD ($)
Long-term investment
Equity investments		¥ 6,438	¥ 5,190
Impairment of long term investments			14,751
Investment gain		¥ 217	190
Subsequent events | Investment Termination Agreement With Firestorm
Long-term investment
Equity Method Investment, Consideration Receivable On Termination | $	$ 800
Investment gain realized | $	$ 800
Firestorm
Long-term investment
Cash consideration. | $					$ 2,137
Impairment of long term investments			14,751	$ 2,137
Infinlinx
Long-term investment
Cash consideration.			¥ 5,000